Goodwill - Additional Information (Detail) In Millions, unless otherwise specified																											1 Months Ended
	Sep. 30, 2011 Firecrest Clinical Limited USD ($)	Sep. 30, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)	Sep. 30, 2011 Oxford Outcomes Limited USD ($)	Sep. 30, 2011 Oxford Outcomes Limited GBP (£)	Jul. 31, 2011 Oxford Outcomes Limited USD ($)	Jul. 31, 2011 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Maximum USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Maximum GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Maximum Call Options USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Maximum Call Options GBP (£)	Sep. 30, 2011 Oxford Outcomes Limited Call Options USD ($)	Sep. 30, 2011 Oxford Outcomes Limited Call Options GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Call Options USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Call Options GBP (£)	Oct. 20, 2011 Oxford Outcomes Limited Call Options USD ($)	Oct. 20, 2011 Oxford Outcomes Limited Call Options GBP (£)	May 17, 2011 Timaq Medical Imaging Maximum USD ($)	May 17, 2010 Timaq Medical Imaging Maximum CHF	Dec. 31, 2010 Timaq Medical Imaging USD ($)	Sep. 30, 2011 Timaq Medical Imaging USD ($)	Sep. 30, 2011 Timaq Medical Imaging CHF	May 17, 2011 Timaq Medical Imaging USD ($)	May 17, 2010 Timaq Medical Imaging CHF
Goodwill [Line Items]
Percentage of common stock acquired			100.00%	100.00%									80.00%	80.00%
Cash consideration			$ 24.4	€ 17.0									$ 27.7	£ 17.8							$ 6.0	£ 3.8								$ 1.2	1.3
Potential additional consideration					44.9	33.0									10.2	6.5	2.3	1.5	6.0	3.8					3.1	2.9
Accrued consideration relating to the potential additional consideration payable in respect of performance milestones																			2.3	1.5
First element of additional consideration paid									5.2	3.3
Payment to the former shareholders in respect of certain milestones																											0.3
Cash paid																							6.0	3.8
Accrual in respect performance milestones	44.4	32.7					5.0	3.2															1.1	0.7				2.9	2.6
Additional amount Company paid on completion of review											$ 5.5	£ 3.3